Share-Based Payments - Schedule of Listed and Unlisted Options (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Average exercise price per share option, Beginning balance	$ 0.38	$ 0.28	$ 0.27
Number of options, Beginning balance	8,490,000	13,506,120	12,879,720
Average exercise price per share option, Granted during the year	$ 0.11	$ 0.14	$ 0.25
Number of options, Granted during the year	4,000,000	3,000,000	1,000,000
Average exercise price per share option, Exercised during the year			$ 0.12
Number of options, Exercised during the year			(200,000)
Average exercise price per share option, Forfeited/lapsed during the year	$ 0.54	$ 0.12	$ 0.18
Number of options,Forfeited/lapsed during the year	(4,490,000)	(8,016,120)	(173,600)
Average exercise price per share option, Ending balance	$ 0.14	$ 0.38	$ 0.28
Number of options, Ending balance	8,000,000	8,490,000	13,506,120
Average exercise price per share option, Vested and exercisable	$ 0.15	$ 0.43	$ 0.28
Number of options, Vested and exercisable	5,267,534	7,153,384	13,326,632